Annual Total Returns	0 Months Ended
Feb. 01, 2012
(WFA Small and Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Administrator Class
Bar Chart Table:
Annual Return 2002	(11.78%)
Annual Return 2003	40.66%
Annual Return 2004	21.18%
Annual Return 2005	8.03%
Annual Return 2006	18.47%
Annual Return 2007	(4.70%)
Annual Return 2008	(29.95%)
Annual Return 2009	32.15%
Annual Return 2010	20.33%
Annual Return 2011	(0.81%)
(WFA Small and Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Administrator Class
Bar Chart Table:
Annual Return 2002	(9.50%)
Annual Return 2003	38.99%
Annual Return 2004	11.08%
Annual Return 2005	6.22%
Annual Return 2006	25.82%
Annual Return 2007	(8.78%)
Annual Return 2008	(33.61%)
Annual Return 2009	28.99%
Annual Return 2010	21.28%
Annual Return 2011	(1.52%)
(WFA Small and Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Common Stock Fund) | Administrator Class
Bar Chart Table:
Annual Return 2002	(19.48%)
Annual Return 2003	38.50%
Annual Return 2004	9.67%
Annual Return 2005	11.92%
Annual Return 2006	15.29%
Annual Return 2007	9.95%
Annual Return 2008	(34.94%)
Annual Return 2009	41.44%
Annual Return 2010	24.98%
Annual Return 2011	(2.28%)
(WFA Small and Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Opportunity Fund) | Administrator Class
Bar Chart Table:
Annual Return 2002	(26.88%)
Annual Return 2003	37.77%
Annual Return 2004	17.86%
Annual Return 2005	7.40%
Annual Return 2006	12.12%
Annual Return 2007	5.29%
Annual Return 2008	(40.21%)
Annual Return 2009	47.62%
Annual Return 2010	21.63%
Annual Return 2011	(6.65%)
(WFA Small and Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Enterprise Fund) | Administrator Class
Bar Chart Table:
Annual Return 2002	(28.00%)
Annual Return 2003	37.89%
Annual Return 2004	15.38%
Annual Return 2005	9.11%
Annual Return 2006	12.29%
Annual Return 2007	18.09%
Annual Return 2008	(46.20%)
Annual Return 2009	40.53%
Annual Return 2010	28.95%
Annual Return 2011	(6.40%)
(WFA Small and Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Discovery Fund) | Administrator Class
Bar Chart Table:
Annual Return 2002	(12.12%)
Annual Return 2003	38.34%
Annual Return 2004	15.69%
Annual Return 2005	7.54%
Annual Return 2006	13.27%
Annual Return 2007	22.22%
Annual Return 2008	(43.48%)
Annual Return 2009	38.66%
Annual Return 2010	35.06%
Annual Return 2011	0.88%
(WFA Small and Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Small/Mid Cap Core Fund) | Administrator Class
Bar Chart Table:
Annual Return 2002
Annual Return 2003
Annual Return 2004
Annual Return 2005
Annual Return 2006
Annual Return 2007
Annual Return 2008	(44.98%)
Annual Return 2009	31.02%
Annual Return 2010	27.66%
Annual Return 2011	(2.51%)
(WFA Small and Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	(11.78%)
Annual Return 2003	40.66%
Annual Return 2004	21.18%
Annual Return 2005	8.22%
Annual Return 2006	18.78%
Annual Return 2007	(4.45%)
Annual Return 2008	(29.78%)
Annual Return 2009	32.43%
Annual Return 2010	20.68%
Annual Return 2011	(0.56%)
(WFA Small and Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	(9.50%)
Annual Return 2003	38.99%
Annual Return 2004	11.19%
Annual Return 2005	6.52%
Annual Return 2006	26.12%
Annual Return 2007	(8.57%)
Annual Return 2008	(33.46%)
Annual Return 2009	29.34%
Annual Return 2010	21.62%
Annual Return 2011	(1.31%)
(WFA Small and Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Common Stock Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	(19.48%)
Annual Return 2003	38.50%
Annual Return 2004	9.67%
Annual Return 2005	11.92%
Annual Return 2006	15.29%
Annual Return 2007	9.95%
Annual Return 2008	(34.94%)
Annual Return 2009	41.44%
Annual Return 2010	25.17%
Annual Return 2011	(2.08%)
(WFA Small and Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Opportunity Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	(26.88%)
Annual Return 2003	37.77%
Annual Return 2004	17.86%
Annual Return 2005	7.40%
Annual Return 2006	12.12%
Annual Return 2007	5.29%
Annual Return 2008	(40.21%)
Annual Return 2009	47.62%
Annual Return 2010	21.72%
Annual Return 2011	(6.45%)
(WFA Small and Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Enterprise Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	(28.18%)
Annual Return 2003	37.55%
Annual Return 2004	15.68%
Annual Return 2005	9.41%
Annual Return 2006	12.57%
Annual Return 2007	18.39%
Annual Return 2008	(46.06%)
Annual Return 2009	40.85%
Annual Return 2010	29.29%
Annual Return 2011	(6.18%)
(WFA Small and Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Discovery Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	(12.12%)
Annual Return 2003	38.34%
Annual Return 2004	15.69%
Annual Return 2005	7.54%
Annual Return 2006	13.37%
Annual Return 2007	22.52%
Annual Return 2008	(43.35%)
Annual Return 2009	38.88%
Annual Return 2010	35.45%
Annual Return 2011	1.11%
(WFA Small and Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Small/Mid Cap Core Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002
Annual Return 2003
Annual Return 2004
Annual Return 2005
Annual Return 2006
Annual Return 2007
Annual Return 2008	(44.98%)
Annual Return 2009	31.02%
Annual Return 2010	27.84%
Annual Return 2011	(2.40%)
(WFA Small and Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Investor Class
Bar Chart Table:
Annual Return 2002	(11.78%)
Annual Return 2003	40.66%
Annual Return 2004	21.18%
Annual Return 2005	7.92%
Annual Return 2006	18.27%
Annual Return 2007	(4.89%)
Annual Return 2008	(30.07%)
Annual Return 2009	31.87%
Annual Return 2010	20.12%
Annual Return 2011	(0.96%)
(WFA Small and Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Investor Class
Bar Chart Table:
Annual Return 2002	(9.50%)
Annual Return 2003	38.99%
Annual Return 2004	10.98%
Annual Return 2005	6.17%
Annual Return 2006	25.69%
Annual Return 2007	(8.90%)
Annual Return 2008	(33.68%)
Annual Return 2009	28.78%
Annual Return 2010	21.28%
Annual Return 2011	(1.66%)
(WFA Small and Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Common Stock Fund) | Investor Class
Bar Chart Table:
Annual Return 2002	(19.26%)
Annual Return 2003	38.70%
Annual Return 2004	9.96%
Annual Return 2005	12.01%
Annual Return 2006	15.31%
Annual Return 2007	9.94%
Annual Return 2008	(34.92%)
Annual Return 2009	41.28%
Annual Return 2010	24.89%
Annual Return 2011	(2.48%)
(WFA Small and Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Opportunity Fund) | Investor Class
Bar Chart Table:
Annual Return 2002	(26.95%)
Annual Return 2003	37.46%
Annual Return 2004	17.62%
Annual Return 2005	7.22%
Annual Return 2006	11.75%
Annual Return 2007	4.98%
Annual Return 2008	(40.38%)
Annual Return 2009	47.16%
Annual Return 2010	21.24%
Annual Return 2011	(6.91%)
(WFA Small and Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Enterprise Fund) | Investor Class
Bar Chart Table:
Annual Return 2002	(28.18%)
Annual Return 2003	36.98%
Annual Return 2004	14.55%
Annual Return 2005	8.62%
Annual Return 2006	11.85%
Annual Return 2007	17.55%
Annual Return 2008	(46.37%)
Annual Return 2009	39.98%
Annual Return 2010	28.64%
Annual Return 2011	(6.60%)
(WFA Small and Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Discovery Fund) | Investor Class
Bar Chart Table:
Annual Return 2002	(12.12%)
Annual Return 2003	38.34%
Annual Return 2004	15.69%
Annual Return 2005	7.24%
Annual Return 2006	13.02%
Annual Return 2007	21.93%
Annual Return 2008	(43.62%)
Annual Return 2009	38.33%
Annual Return 2010	34.82%
Annual Return 2011	0.64%
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Class A
Bar Chart Table:
Annual Return 2002	(11.78%)
Annual Return 2003	40.66%
Annual Return 2004	21.18%
Annual Return 2005	7.92%
Annual Return 2006	18.27%
Annual Return 2007	(4.83%)
Annual Return 2008	(30.01%)
Annual Return 2009	31.92%
Annual Return 2010	20.22%
Annual Return 2011	(0.95%)
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Class A
Bar Chart Table:
Annual Return 2002	(9.50%)
Annual Return 2003	38.99%
Annual Return 2004	10.92%
Annual Return 2005	6.02%
Annual Return 2006	25.48%
Annual Return 2007	(8.93%)
Annual Return 2008	(33.75%)
Annual Return 2009	28.99%
Annual Return 2010	21.24%
Annual Return 2011	(1.60%)
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Common Stock Fund) | Class A
Bar Chart Table:
Annual Return 2002	(19.48%)
Annual Return 2003	38.50%
Annual Return 2004	9.67%
Annual Return 2005	11.92%
Annual Return 2006	15.29%
Annual Return 2007	9.95%
Annual Return 2008	(34.94%)
Annual Return 2009	41.44%
Annual Return 2010	24.98%
Annual Return 2011	(2.48%)
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Opportunity Fund) | Class A
Bar Chart Table:
Annual Return 2002	(27.11%)
Annual Return 2003	37.26%
Annual Return 2004	17.39%
Annual Return 2005	7.18%
Annual Return 2006	11.83%
Annual Return 2007	5.05%
Annual Return 2008	(40.36%)
Annual Return 2009	47.24%
Annual Return 2010	21.30%
Annual Return 2011	(6.85%)
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Enterprise Fund) | Class A
Bar Chart Table:
Annual Return 2002	(28.04%)
Annual Return 2003	37.39%
Annual Return 2004	14.92%
Annual Return 2005	8.83%
Annual Return 2006	12.00%
Annual Return 2007	17.79%
Annual Return 2008	(46.31%)
Annual Return 2009	40.10%
Annual Return 2010	28.74%
Annual Return 2011	(6.52%)
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Discovery Fund) | Class A
Bar Chart Table:
Annual Return 2002	(12.12%)
Annual Return 2003	38.34%
Annual Return 2004	15.69%
Annual Return 2005	7.24%
Annual Return 2006	13.02%
Annual Return 2007	22.16%
Annual Return 2008	(43.61%)
Annual Return 2009	38.40%
Annual Return 2010	34.89%
Annual Return 2011	0.72%
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Small/Mid Cap Core Fund) | Class A
Bar Chart Table:
Annual Return 2002
Annual Return 2003
Annual Return 2004
Annual Return 2005
Annual Return 2006
Annual Return 2007
Annual Return 2008	(45.08%)
Annual Return 2009	30.53%
Annual Return 2010	27.36%
Annual Return 2011	(2.75%)